Note Borrowings (Additional Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 3,900	$ 3,800
Federal Home Loan Bank Advances And Letters Of Credit Amount Used	726	673
Federal Reserve Bank Advances
Debt Disclosure [Line Items]
Line Of Credit Facility Current Borrowing Capacity	1,100	1,200
Line Of Credit Facility Capacity Available For Specific Purpose Other Than For Trade Purchases	$ 260	$ 200